S000003424 [Member] Expense Example - Domini Impact Bond Fund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,362
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	880
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,063